787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

May 27, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Credit Suisse Trust
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Credit Suisse Trust (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the U.S. Equity Flex I Portfolio (the “Acquiring Portfolio”), a series of the Registrant, of all of the assets and liabilities of each of the U.S. Equity Flex II Portfolio, the U.S. Equity Flex III Portfolio and the U.S. Equity Flex IV Portfolio, each a series of the Registrant, in exchange for shares of the Acquiring Portfolio (each, an “Acquisition”).  Pursuant to Rule 488, the Registration Statement designates an effective date of June 26, 2009.

Should you have any questions or comments concerning the Registration Statement, please call the undersigned at (212) 728-8138.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	J. Kevin Gao, Esq., Credit Suisse Asset Management, LLC
Rose F. DiMartino, Esq., Willkie Farr & Gallagher, LLP

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